ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

13.  ORDINARY SHARES

Prior to the completion of the Company’s IPO, the outstanding ordinary shares consisted of Ordinary Shares and Angel Shares. Upon the completion of the Company’s IPO, 750,000 Ordinary Shares, 1,428,750 Angel Shares, 544,688 Series A Preferred Shares, 279,152 Series B Preferred Shares and 173,182 Series B-1 Preferred Shares were automatically converted into 3,175,772 Class B ordinary shares at the conversion ratio of 1:1 and were divided into 1,587,886,000 shares at the par value of US$0.000002 per share, after the 1-to-500 share split. 15,211 Series B-1 Preferred Shares were automatically converted into 15,211 Class A ordinary shares at the conversion ratio of 1:1 and were divided into 7,605,500 shares at the par value of US$0.000002 per share, after the 1-to-500 share split.

The Company issued an aggregate 33,000,000 ADSs through the IPO, representing 264,000,000 Class A ordinary shares for total proceeds net of underwriting discounts and commissions of US$527.7 million (RMB3,640.9 million). The Company also issued 23,529,412 Class A ordinary shares to Louis Dreyfus Company B.V. at the price of US$2.125 per share, through private placement concurrent with the IPO for total proceeds of US$50 million (RMB345.0 million). In addition, the underwriters exercised their over-allotment option on June 14, 2019 and June 18, 2019. As a result, the Company newly issued an aggregate of 4,950,000 ADSs, representing 39,600,000 Class A ordinary shares for total proceeds net of underwriting discounts and commissions of US$79.5 million (RMB548.0 million).

In November 2019, 310,198,928 Class B ordinary shares were converted into Class A ordinary share at the conversion ratio of 1:1. In December 2019, the Company issued 19,753,888 Class A ordinary shares to The Bank of New York Mellon, the depositary of the Company on the vest of share options to the eligible employees.

On January 9, 2020, the Company issued an aggregate 10,350,000 ADSs through the follow-on offering, representing 82,800,000 Class A ordinary shares (reflecting the full exercise of the over-allotment option by the underwriters to purchase an additional 4,950,000 ADSs) at a public offering price of US$42.00 per ADS for a total for total proceeds net of underwriting discounts and commissions of US$419.5 million (RMB2,888.5 million).

In 2020, 1,132,908,520 Class B ordinary shares were converted into Class A ordinary share at the conversion ratio of 1:1.

In 2021, the Company issued 70,061,136 Class A ordinary shares for the vested options and restricted share units to the eligible employees.

In 2022, the Company issued 76,220,808 Class A ordinary share following the restructuring of the Notes and 53,123,768 Class A ordinary shares for the vested options and restricted share units to the eligible employees, respectively.

The outstanding ordinary shares as of December 31, 2022 consisted of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.